FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS

In certain situations, the Company may enter into financial instruments to reduce the risk associated with fluctuations in interest rates and exchange rates. The Company has a portfolio of swaps which swap floating rate interest to fixed rate, and which also fix the Norwegian kroner to US dollar exchange rate applicable to the interest payable and principal repayment on the NOK bonds. From a financial perspective these swaps hedge interest rate and exchange rate exposure. The counterparties to such contracts are DNB Bank ASA, Nordea Bank Finland Plc., ABN AMRO Bank N.V., NIBC Bank N.V., Skandinaviska Enskilda Banken AB (publ), Danske Bank A/S, Swedbank AB (publ), Credit Agricole Corporate & Investment Bank S.A., Sumitomo Mitsui Banking Corporation, BNP Paribas and Commonwealth Bank of Australia. Credit risk exists to the extent that the counterparties are unable to perform under the contracts, but this risk is considered not to be substantial as the counterparties are all banks which have provided the Company with loans.

The following tables present the fair values of the Company's derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	2021	2020
Designated derivative instruments -long-term assets:
Interest rate swaps	2,077	—
Cross currency interest rate swaps	—	28
Cross currency swaps	1,019	3,373
Non-designated derivative instruments -long-term assets:
Interest rate swaps	88	—
Cross currency swaps	—	5
Total derivative instruments - long-term assets	3,184	3,406

(in thousands of $)	2021	2020
Designated derivative instruments -short-term liabilities:
Interest rate swaps	68	703
Non-designated derivative instruments -short-term liabilities:
Interest rate swaps	670	869
Total derivative instruments - short-term liabilities	738	1,572
Designated derivative instruments -long-term liabilities:
Interest rate swaps	2,316	7,926
Cross currency interest rate swaps	2,685	3,006
Cross currency swaps	10,038	8,301
Non-designated derivative instruments -long-term liabilities:
Interest rate swaps	2,159	13,479
Cross currency swaps	11	—
Total derivative instruments - long-term liabilities	17,209	32,712

Interest rate risk management

The Company manages its debt portfolio with interest rate swap agreements denominated in U.S. dollars and Norwegian kroner to achieve an overall desired position of fixed and floating interest rates. As of December 31, 2021, the Company and its consolidated subsidiaries had entered into interest rate swap transactions, involving the payment of fixed rates in exchange for LIBOR or NIBOR, as summarized below. The summary includes all swap transactions, most of which are hedges against specific loans.

Notional Principal (in thousands of $)	Trade date	Maturity date	Fixed interest rate
$84,333 (terminating at $79,733)	May 2012	August 2022	1.76% - 1.85%
$100,000 (remaining at $100,000)	March 2013	April 2023	1.85% - 1.97%
$35,063 (remaining at $35,063)	December 2014	January 2022	3.09%
$19,413 (remaining at $19,413)	September 2015	March 2022	1.67%
$56,000 (remaining at $56,000)	June 2019	September 2023	1.84%	†
$14,699 (equivalent to NOK128 million)	June 2019	September 2023	6.70% - 6.77%	*
$11,254 (equivalent to NOK100 million)	August 2019	September 2023	6.378%	*
$30,000 (remaining at $30,000)	May 2019	June 2024	2.15%	†
$48,332 (equivalent to NOK420 million)	May 2019	June 2024	6.85% - 6.90%	*
$100,000 (remaining at $100,000)	August 2019	August 2029	1.45% - 1.60%
$67,500 (remaining at $67,500)	January 2020	October 2024	1.40%	†
$145,450 (reducing to $92,233)	April 2020	January 2025	0.46% - 0.47%
$45,830 (reducing to $45,135)	May 2020	May 2022	0.28%

*    These swaps relate to the NOK700 million and NOK700 million unsecured bonds due 2023 and 2024 respectively, whereby the fixed interest rate paid is exchanged for NIBOR plus the margin on the bond.
†    These swaps relate to the NOK700 million, NOK700 million and NOK600 million unsecured bonds due 2023, 2024 and 2025 respectively, where a fixed interest rate is paid in exchange for LIBOR excluding margin on the underlying bonds.

The total net notional principal amount subject to interest swap agreements as of December 31, 2021, was $0.7 billion (2020: $0.9 billion).

Foreign currency risk management

The Company is party to currency swap transactions, involving the payment of U.S. dollars in exchange for Norwegian kroner and the payment of Norwegian kroner in exchange for U.S. dollars, which are designated as hedges against the NOK700 million, NOK700 million and NOK600 million senior unsecured bonds due 2023, 2024 and 2025 respectively.

Principal Receivable	Principal Payable	Trade date	Maturity date
NOK600 million	US$76.8 million	September 2018	September 2023
NOK100 million	US$11.3 million	August 2019	September 2023
NOK700 million	US$80.5 million	May 2019	June 2024
NOK600 million	US$67.5 million	January 2020	January 2025

Apart from the NOK700 million, NOK700 million and NOK600 million senior unsecured bonds due 2023, 2024 and 2025, respectively, the majority of the Company's transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company. Other than the corresponding currency swap transactions summarized above, the Company has not entered into forward contracts for either transaction or translation risk. Accordingly, there is a risk that currency fluctuations could have an adverse effect on the Company's cash flows, financial condition and results of operations.

Fair Values

The carrying value and estimated fair value of the Company's financial assets and liabilities as of December 31, 2021, and 2020, are as follows:

	2021	2021	2020	2020
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Available-for-sale debt securities	9,680	9,680	9,431	9,431
Equity Securities	1,292	1,292	10,367	10,367
Equity securities pledged to creditors	10,238	10,238	9,007	9,007
NOK700 million senior unsecured floating rate bonds due 2023	79,507	79,586	81,572	78,513
NOK700 million senior unsecured floating rate bonds due 2024	78,939	79,077	80,989	76,940
NOK600 million senior unsecured floating rate bonds due 2025	61,334	60,133	62,927	57,421
5.75% unsecured convertible bonds due 2021	—	—	212,230	199,496
4.875% unsecured convertible bonds due 2023	137,900	138,727	139,900	123,112
7.25% unsecured sustainability linked bonds due 2026	150,000	153,563	—	—
Derivatives:
Interest rate/ currency swap contracts – long-term receivables	3,184	3,184	3,406	3,406
Interest rate/ currency swap contracts – short-term payables	738	738	1,572	1,572
Interest rate/ currency swap contracts – long-term payables	17,209	17,209	32,712	32,712

The above long-term receivables relating to interest rate/ currency swap contracts as of December 31, 2021, include $0.1 million which relates to non-designated swap contracts (2020: $0.0 million), with the balance relating to designated hedges. The above short-term payables relating to interest rate/ currency swap contracts as of December 31, 2021, include $0.7 million which relates to non-designated swap contracts (2020: $0.9 million), with the balance relating to designated hedges. The above long-term payables relating to interest rate/ currency swap contracts as of December 31, 2021, include $2.2 million which relates to non-designated swap contracts (2020: $13.5 million), with the balance relating to designated hedges.

In accordance with the accounting policy relating to interest rate and currency swaps (See Note 2: Accounting Policies), and following the adoption of ASU 2017-12, where the Company has designated the swap as a hedge, changes in the fair values of interest rate swaps are recognized in other comprehensive income. Changes in the fair value of other swaps not designated as hedges are recognized in the Consolidated Statement of Operations.

The above fair values of financial assets and liabilities as of December 31, 2021, are measured as follows:

		Fair value measurements using
	December 31, 2021	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Available-for-sale debt securities	9,680	4,619	5,061
Equity securities	1,292	1,292
Equity securities pledged to creditors	10,238	10,238
Interest rate/ currency swap contracts - long-term receivables	3,184		3,184
Total assets	24,394	16,149	8,245	—
Liabilities:
NOK700 million senior unsecured floating rate bonds due 2023	79,586	79,586
NOK700 million senior unsecured floating rate bonds due 2024	79,077	79,077
NOK600 million senior unsecured floating rate bonds due 2025	60,133	60,133
4.875% unsecured convertible bonds due 2023	138,727	138,727
7.25% unsecured sustainability linked bonds due 2026	153,563	153,563
Interest rate/ currency swap contracts – short-term payables	738		738
Interest rate/ currency swap contracts – long-term payables	17,209		17,209
Total liabilities	529,033	511,086	17,947	—

The above fair values of financial assets and liabilities as of December 31, 2020, were measured as follows:

		Fair value measurements using
	December 31, 2020	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Available-for-sale debt securities	9,431	4,643	4,788	—
Equity securities	10,367	10,367
Equity securities pledged to creditors	9,007	9,007
Interest rate/ currency swap contracts – long-term receivables	3,406		3,406
Total assets	32,211	24,017	8,194	—
Liabilities:
NOK700 million senior unsecured floating rate bonds due 2023	78,513	78,513
NOK700 million senior unsecured floating rate bonds due 2024	76,940	76,940
NOK600 million senior unsecured floating rate bonds due 2025	57,421	57,421
5.75% unsecured convertible bonds due 2021	199,496	199,496
4.875% unsecured convertible bonds due 2023	123,112	123,112
Interest rate/ currency swap contracts – short-term payables	1,572		1,572
Interest rate/ currency swap contracts – long-term payables	32,712		32,712
Total liabilities	569,766	535,482	34,284	—
ASC Topic 820 "Fair Value Measurement and Disclosures" ("ASC 820") emphasizes that fair value is a market-based measurement, not an entity-specific measurement, and should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within levels one and two of the hierarchy) and the reporting entity's own assumptions about market participant assumptions (unobservable inputs classified within level three of the hierarchy).

Level 1 inputs utilize unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Level 2 inputs are inputs other than quoted prices included in level one that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability, other than quoted prices, such as interest rates, foreign exchange rates and yield curves that are observable at commonly quoted intervals. Level 3 inputs are unobservable inputs for the assets or liabilities, which typically are based on an entity's own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

Investment in equity securities consist of (i) listed Frontline shares (ii) NorAm Drilling shares traded in the OTC market and (iii) ADS Maritime Holding Plc shares traded on the Merkur Market whilst the investments in available-for-sale debt securities consist of listed and unlisted corporate bonds. During the year ended December 31, 2021, the Company sold its shares in ADS Maritime Holding Plc, recognizing a gain of $0.7 million on disposal. (Refer to Note 11: Investments in Debt and Equity Securities).

As of December 31, 2021, the Company determined that the available for sale corporate bonds held in NT Rig Holdco valued at $5.1 million (2020: $4.8 million) should be classified as Level 2 measurements (2020: Level 2). The fair value of these corporate bonds is based on the latest available quoted prices, but due to low levels of trading the Company concluded that level one classification was not appropriate as of December 31, 2021.

The estimated fair values for the floating rate NOK bonds due 2023, 2024 and 2025, the 5.75% and 4.875% unsecured convertible bonds and the 7.25% unsecured sustainability linked bonds due 2026 are based on the quoted market prices as of the balance sheet date.

The fair value of interest rate and currency swap contracts is calculated using established independent valuation techniques applied to contracted cash flows and LIBOR/NIBOR interest rates as of the balance sheet date.

Concentrations of risk

There is a concentration of credit risk with respect to cash and cash equivalents to the extent that amounts are carried with Skandinaviska Enskilda Banken, ABN AMRO, Nordea, Credit Agricole Corporate and Investment Bank, Danske Bank, BNPP Bank, Credit Suisse, Morgan Stanley and DNB Bank. However, the Company believes this risk is remote, as these financial institutions are established and reputable establishments with no prior history of default. The Company does not require collateral or other securities to support financial instruments that are subject to credit risk however certain of the Company’s counterparties require the Company to periodically post collateral when the fair value of the financial instruments exceeds or is below specified thresholds. As of December 31, 2021 and 2020, the Company posted cash collateral related to derivative instruments under its collateral security arrangements of $10.4 million and $0.4 million, respectively, which is recorded within recorded within Other long term assets in the consolidated balance sheets. (Refer to Note 16: Other Long Term Assets). The Company also sometimes enter into master netting and offset agreements with such counterparties. As of December 31, 2021, the Company has International Swaps and Derivatives Association (“ISDA”) agreements with four of its swap counterparties which contain netting provisions.

There is also a concentration of revenue risk with certain customers to whom the Company has chartered multiple vessels.
In the year ended December 31, 2021, two VLCC crude tankers leased to Frontline Shipping accounted for approximately 2% of our consolidated operating revenues (2020: 6%, 2019: 4%). Frontline Shipping is a 100% owned subsidiary of Frontline, but the performance under the leases is not guaranteed by Frontline following amendments agreed in 2015. There is no requirement for a minimum cash balance in Frontline Shipping, but in exchange for releasing the guarantee a dividend restriction was introduced on Frontline Shipping whereby it can only make distributions to its parent company if it can demonstrate it will have minimum free cash of $2 million per vessel both prior to and following (i) such distribution and (ii) the payment of the next hire due and any profit share accrued under the charters. Due to the current depressed tanker market, there is a risk that Frontline Shipping may not have sufficient funds to pay the agreed charter hires. However, the performance under the fixed price agreements with Frontline Management whereby we pay management fees of $9,000 per day for each vessel to cover all operating costs including drydocking costs, is guaranteed by Frontline.

In the year ended December 31, 2021, the Company had eight Capesize dry bulk carriers leased to a subsidiary of Golden Ocean which accounted for approximately 12% of our consolidated operating revenues (2020: 11%, 2019: 11%).

The Company also had 10 container vessels on long-term bareboat charters to MSC, which accounted for approximately 2% of our consolidated operating revenues in the year ended December 31, 2021 (2020: 13%, 2019: 14%).

The Company had 15 container vessels on long-term time charters to Maersk A/S (“Maersk”) as of December 31, 2021, which accounted for approximately 32% of our consolidated operating revenues (2020: 29%; 2019: 30%).

In the year ended December 31, 2021, the company had six container vessels on time charter to Evergreen, which accounted for approximately 15% of our consolidated operating revenues in the year ended December 31, 2021 (2020: 15%, 2019: 14%).

In addition, a significant portion of our net income/(loss) is generated from our associated companies. SFL Hercules leases a rig to a subsidiary of Seadrill and River Box Holding Inc. holds investments in direct financing leases, through its subsidiaries, related to the 19,200 and 19,400 TEU containerships MSC Anna, MSC Viviana, MSC Erica and MSC Reef. Following amendments to the West Hercules bareboat charter and loan facility agreements, SFL Hercules Ltd. was determined to no longer be a variable interest entity and was consolidated from August 27, 2021 (See Note 18: Investment in Associated Companies). In October 2020, the Company was determined to be the primary beneficiary of SFL Linus and SFL Deepwater following changes to the financing agreements and as a result of defaults by Seadrill. Therefore, from October 2020 these subsidiaries were consolidated by the Company. (See Note 18: Investment in Associated Companies). In the year ended December 31, 2021, income from the one remaining associated company chartering to Seadrill and consolidated from August 2021, accounted for approximately 2% of our net income (2020: 7% of net loss from three associated companies, 2019: 35% of net income from three associated companies). Also, in the year ended December 31, 2021, revenue from subsidiaries that were consolidated and leased rigs to Seadrill, accounted for approximately 6% of our consolidated operating revenues (2020: 1% in relation to one drilling unit, 2019: 0% none).

During the year ended December 31, 2020, Seadrill publicly disclosed that they had appointed financial and legal advisors to evaluate comprehensive restructuring alternatives to reduce debt service costs and overall indebtedness. In September and October 2020, Seadrill failed to pay hire when due under the leases for the three drilling units. The overdue hires along with certain other events, constituted an event of default under such leases and the related financing agreements. Under the terms of the leases, charter payment from the sub-charterers of West Hercules and West Linus, were paid into accounts pledged to SFL and its financing banks. During November and December 2020, Seadrill and SFL entered into forbearance and funds withdrawal agreements during which Seadrill was allowed to use certain funds received from the sub-charterers to pay operating expenses for the rigs in exchange for the Company being paid approximately 65 -75% of the existing contracted lease hire related to the West Hercules and the West Linus. Any hire received by Seadrill relating to the sub-charters on these two rigs in excess of the withdrawn amounts remained in Seadrill’s earnings accounts pledged to SFL.

In February 2021, Seadrill and most of its subsidiaries filed Chapter 11 cases in the Southern District of Texas. In August 2021, the Company entered into an amendment to its existing charter agreement (the “amendment agreement”) with subsidiaries of Seadrill for the harsh environment semi-submersible rig West Hercules, which was approved by the applicable bankruptcy court in September 2021. Each of SFL’s financing banks consented to the amendment agreement, and SFL’s limited corporate guarantee of the outstanding debt of the rig owning subsidiary remains unchanged at $83.1 million (2020: $83.1 million of its associated companies). Additionally, SFL agreed to a cash contribution of $5.0 million to the SFL Hercules's pledged earnings account at the time of redelivery following the termination of the Seadrill charter, in addition to a $3.0 million payable by Seadrill.
River Box was a previously wholly owned subsidiary of the Company. River Box holds investments in direct financing leases, through its subsidiaries, related to the 19,200 and 19,400 TEU containerships MSC Anna, MSC Viviana, MSC Erica and MSC Reef. On December 31, 2020, the Company sold 50.1% of the shares of River Box to a subsidiary of Hemen, a related party. The Company has accounted for the remaining 49.9% ownership in River Box using the equity method. (See Note 18: Investment in Associated Companies).

As discussed in Note 25: Related Party Transactions, the Company, as of December 31, 2021, had net outstanding receivable balance on loans granted by the Company to these associated companies totaling $45.0 million (2020: $123.9 million). The loans granted by the Company are considered not impaired as of December 31, 2021 due to the fair value of the vessels owned by River Box exceeding the book values as of December 31, 2021.